Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Summary of total personnel expenses

Skr mn	2025	2024	2023
Salaries and remuneration to the Board of Directors and the CEO	-11	-9	-8
Salaries and remuneration to Senior Executives	-31	-30	-26
Salaries and remuneration to other employees	-242	-227	-203
Pensions	-75	-70	-70
Social insurance	-92	-85	-78
Other personnel expenses	-23	-24	-17
Total personnel expenses	-475	-445	-402

Summary of remuneration and other benefits to Board of Directors and Senior Executives
Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

2025	Fee, including committee fee	Fixed remuneration[1]	Other benefits[2]	Pension fee[3]	Other remuneration[4]	Total
Skr thousand
Chairman of the Board of Directors:
Lennart Jacobsen	-706	—	—	—	—	-706
Other members of the Board of Directors:
Håkan Berg	-417	—	—	—	—	-417
Paula da Silva	-402	—	—	—	—	-402
Reinhold Geijer	-381	—	—	—	—	-381
Hanna Lagercrantz, resigned March 25, 2025[5]	—	—	—	—	—	—
Katarina Ljungqvist	-365	—	—	—	—	-365
Erik Mattsson, from March 25, 2025[5]	—	—	—	—	—	—
Carl Mellander	-375	—	—	—	—	-375
Eva Nilsagård	-370	—	—	—	—	-370
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)[6]	—	-6,301	-25	-1,892	—	-8,218
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-2,184	-39	-927	—	-3,150
Pontus Davidsson, Head of International Finance, resigned February 28, 2025	—	-520	-3	-110	—	-634
Mattias Hasselbo, Chief Credit Officer (CCO), from February 1, 2025	—	-1,972	-19	-528	—	-2,519
Jens Hedar, Head of Global Trade and Export Finance, from March 1, 2025 (acting Chief Financial Officer (CFO), resigned February 28, 2025)	—	-2,871	-20	-929	—	-3,820
Jan Hoppe, Chief Risk Officer (CRO)	—	-2,611	-20	-657	—	-3,288
Tobias Hornberger, Chief Financial Officer (CFO), from June 16, 2025	—	-1,950	-11	-356	—	-2,317
Teresa Hamilton Burman, Chief Credit Officer (CCO), resigned January 31, 2025	—	-215	-3	-61	—	-279
Jenny Lilja Lagercrantz, Head of Human Resources	—	-2,377	-33	-666	—	-3,076
Tomas Nygård, Chief Information Officer (CIO)	—	-2,244	-39	-639	—	-2,922
Susanna Rystedt, Head of Strategy, Business Development and Communications (acting Chief Financial Officer (CFO), from March 1, 2025, resigned June 15, 2025)	—	-2,767	-25	-962	—	-3,753
Maria Simonson, Head of Client Relationship Management and Sustainability from March 1, 2025 (Head of Sustainability and acting Head of Client Relationship Management, resigned February 28, 2025)	—	-2,561	-17	-677	—	-3,255
Anna-Lena Söderlund, Head of Compliance	—	-1,678	-37	-761	—	-2,475
Total	-3,015	-30,249	-292	-9,165	—	-42,721
1 Predetermined salary or other compensation such as holiday pay and allowances.
2 Other benefits include dietary benefits, health insurance and household services.
3 Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4 Other remuneration refers to salary, benefits and pension costs during the notice period as well as severance pay.
5 Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish State.
6 The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

2024	Fee, including committee fee	Fixed remuneration[1]	Other benefits[2]	Pension fee[3]	Other remuneration[4]	Total
Skr thousand
Chairman of the Board of Directors:
Lennart Jacobsen	-660	—	—	—	—	-660
Other members of the Board of Directors:
Anna Brandt, resigned March 26, 2024[5]	—	—	—	—	—	—
Reinhold Geijer	-373	—	—	—	—	-373
Carl Mellander, from March 26, 2024	-254	—	—	—	—	-254
Eva Nilsagård	-347	—	—	—	—	-347
Hanna Lagercrantz[5]	—	—	—	—	—	—
Håkan Berg	-385	—	—	—	—	-385
Paula da Silva	-372	—	—	—	—	-372
Katarina Ljungqvist	-338	—	—	—	—	-338
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)[6]	—	-6,001	-37	-1,815	—	-7,853
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-2,124	-32	-912	—	-3,068
Pontus Davidsson, Head of International Finance	—	-3,120	-20	-668	—	-3,808
Stefan Friberg, Chief Financial Officer (CFO), resigned April 25, 2024	—	-1,060	-7	-208	-4,540	-5,815
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,580	-38	-636	—	-3,254
Jens Hedar, acting Chief Financial Officer (CFO)[7]	—	-2,837	-19	-869	—	-3,725
Jan Hoppe, Chief Risk Officer (CRO)	—	-2,549	-20	-638	—	-3,207
Jenny Lilja Lagercrantz, Head of Human Resources	—	-2,233	-11	-646	—	-2,890
Tomas Nygård, Chief Information Officer (CIO)	—	-2,203	-33	-600	—	-2,836
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,607	-33	-921	—	-3,561
Maria Simonson, Head of Sustainability and acting Head of Client Relationship Management[7]	—	-2,502	-17	-638	—	-3,157
Anna-Lena Söderlund, Head of Compliance	—	-1,608	-19	-739	—	-2,366
Total	-2,729	-31,424	-286	-9,290	-4,540	-48,269
1 Predetermined salary or other compensation such as holiday pay and allowances.
2 Other benefits include dietary benefits, health insurance and household services.
3 Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4 Other remuneration refers to salary, benefits and pension costs during the notice period as well as severance pay.
5 Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish State.
6 The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.
7 Effective April 25, 2024, SEK’s Chief Financial Officer, Stefan Friberg, left SEK, and Head of Client Relationship Management, Jens Hedar, assumed the role as acting Chief Financial Officer. Also effective April 25, 2024, Maria Simonson became acting Head of Client Relationship Management in addition to her role as Head of Sustainability.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

2023	Fee, including committee fee	Fixed remuneration[1]	Other benefits[2]	Pension fee[3]	Other remuneration[4]	Total
Skr thousand
Chairman of the Board of Directors:
Lennart Jacobsen	-626	—	—	—	—	-626
Other members of the Board of Directors:
Anna Brandt[5]	—	—	—	—	—	—
Reinhold Geijer	-355	—	—	—	—	-355
Eva Nilsagård	-331	—	—	—	—	-331
Hanna Lagercrantz[5]	—	—	—	—	—	—
Håkan Berg	-369	—	—	—	—	-369
Paula da Silva	-354	—	—	—	—	-354
Katarina Ljungqvist	-354	—	—	—	—	-354
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)[6]	—	-5,676	-18	-1,715	—	-7,409
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-1,934	-35	-800	—	-2,769
Pontus Davidsson, Head of International Finance	—	-3,120	-18	-597	—	-3,735
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,060	-18	-635	—	-3,713
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,516	-35	-623	—	-3,174
Jens Hedar, Head of Client Relationship Management	—	-2,508	-20	-836	—	-3,364
Jan Hoppe, Chief Risk Officer (CRO), from January 12, 2023	—	-2,427	-17	-584	—	-3,028
Jenny Lilja Lagercrantz, Head of Human Resources	—	-2,169	-13	-605	—	-2,787
Tomas Nygård, Chief Information Officer (CIO)	—	-2,005	-18	-558	—	-2,581
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,557	-21	-891	—	-3,469
Maria Simonson, Head of Sustainability	—	-2,184	-14	-604	—	-2,802
Anna-Lena Söderlund, Head of Compliance, from February 1, 2023 (Chief Risk Officer (CRO), resigned January 11, 2023)	—	-1,507	-31	-674	—	-2,212
Total	-2,389	-31,663	-258	-9,122	—	-43,432
1 Predetermined salary or other compensation such as holiday pay and allowances.
2 Other benefits include dietary benefits, health insurance and household services.
3 Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4 Other remuneration refers to salary, benefits and pension costs during the notice period as well as severance pay.
5 Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish State.
6 The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.

Summary of information about pension plans
Total pension cost for defined benefit and defined contribution obligations

Skr mn	2025	2024	2023
Service cost	-3	-3	-3
Interest cost, net	0	-1	-1
Pension cost for defined benefit pensions, incl. payroll tax	-3	-4	-4
Pension cost for defined contribution pension cost incl. payroll tax	-72	-66	-66
Pension cost recognized in personnel costs	-75	-70	-70
Actuarial gains (+) and losses (-) on defined benefit obligation during period	12	2	-22
Return above expected return, gains (+) and losses (-) on plan assets	-12	8	-5
Change in the effect of the asset ceiling excluding interest	-9	-19	21
Revaluation of defined benefit plans	-10	-9	-6
Net value of defined benefit pension obligations

Skr mn	2025	2024	2023
Defined benefit obligations	174	188	191
Plan assets	-195	-200	-181
Restriction due to the asset ceiling	28	19	—
Provision for pensions, net obligation[1]	8	7	10
1 See Note 21.

Summary of development of defined benefit obligations and assets
Development of defined benefit obligations

Skr mn	2025	2024	2023
Defined benefit obligation, opening balance	188	191	167
Service cost	3	3	3
Interest cost	6	6	6
Pension Payments incl. special payroll tax	-12	-10	-8
Actuarial gains (-) and losses (+), effect due to changed demographic assumptions	—	—	1
Actuarial gains (-) and losses (+), effect due to changed financial assumptions	-12	-6	22
Actuarial gains (-) and losses (+), effect due to experience based outcome	0	4	0
Defined benefit obligation, closing balance	174	188	191
Development of plan assets related to defined benefit obligation

Skr mn	2025	2024	2023
Fair value of plan assets, opening balance	200	181	180
Expected return on plan assets	7	6	6
Contributions by the employer[1]	11	14	7
Benefits paid[2]	-10	-9	-7
Return on plan assets excluding interest income	-12	8	-5
Fair value of plan assets, closing balance	195	200	181
1    Expected contribution from the employer in the following year is Skr 8 million (2024: Skr 6 million), excluding payroll tax.
2    Expected compensation paid in the following year is Skr 10 million (2024: Skr 10 million).

Summary of plan assets
Distribution of plan assets related to defined benefit obligation

Skr mn	2025	2024	2023
Domestic equity investments	8	6	5
Foreign equity investments	27	28	26
Bonds	101	104	85
Other Investments	29	34	38
Properties	29	28	27
Total plan assets	195	200	181

Summary of principal actuarial assumptions used end of year
Principal actuarial assumptions used end of year

Percent	2025	2024	2023
Discount rate	3.9	3.5	3.4
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	2.0	2.0	2.0
Expected lifetime	DUS23	DUS23	DUS23
Expected turnover	5.0	5.0	5.0

Summary of sensitivity analysis of essential assumptions
Sensitivity analysis of essential assumptions

	Negative outcome			Positive outcome
Skr mn	2025	2024	2023	2025	2024	2023
Discount rate	-1%	-1%	-1%	1%	1%	1%
Defined benefit obligation	204	230	235	148	155	156
Service cost	4	4	4	3	2	2
Interest cost	6	6	5	7	7	7

Expected lifetime	+1 year	+1 year	+1 year	-1 year	-1 year	-1 year
Defined benefit obligation	178	197	200	167	180	182
Service cost	3	3	3	3	3	3
Interest cost	7	7	7	6	6	6

Summary of net reconciliation of pension liabilities
Net reconciliation of pension liabilities

Skr mn	2025	2024	2023
Pension liabilities, opening balance	7	10	8
Net periodic pension cost	3	3	4
Contributions by the employer	-11	-14	-7
Net pension payments	-1	-1	-1
Revaluations recognized in other comprehensive income	10	9	6
Pension liabilities, closing balance	8	7	10

Summary of information about employees
Average number of employees

	2025	2024	2023
Women	142	133	131
Men	159	155	142
Total average number of employees	301	288	273
Equality and diversity

	2025	2024	2023
Allocation of women/men on the Board of Directors[1]	38/62	50/50	63/37
Allocation of women/men in SEK's executive management	36/64	45/55	42/58
Allocation of women/men in management positions	43/57	50/50	53/47
Allocation of women/men at SEK in total	47/53	47/53	48/52
1 During 2025, one female member of the Board resigned and one male member was appointed. During 2024, one female member of the Board resigned and one male member was appointed.